Business Combination - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Cash and cash equivalents		$ 394,622
Common stock, 1,295,000 shares of BSFC common stock		2,590,000
4% Unsecured promissory note		500,000
4% Unsecured, Convertible promissory note payable to seller		210,000
Fair value of total consideration		3,694,622
Cash and cash equivalents		133,956
Accounts receivables		1,141,658
Inventory		1,562,973
Inventory Step Up		105,000
Prepaid and other assets		134,254
Right of Use Assets		100,640
Property and equipment		9,713
Trademarks		850,000
Customer Relationships		1,250,000
Non-Compete Agreements		40,000
Accounts payable and accrued liabilities		(816,435)
Right of Use Liability		(100,640)
Working Capital Line of Credit		(1,161,892)
Total identifiable net assets		3,249,227
Goodwill	$ 445,395	445,395	$ 445,395
Total net value of assets assumed		$ 3,694,622